SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Reconciliation of Net Loss per Common Share

	Three Months	Three Months
	Ended	Ended
	March 31,	March 31,
	2021	2020
Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$5,973	$—
Unrealized gain on marketable securities held in Trust Account	—	—
Less: interest available to be withdrawn for payment of taxes	(5,973)	—
Net income	$—	$—

Denominator: Weighted Average Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption	11,088,616	—
Basic and diluted net income per share, Common stock subject to possible redemption	$0.00	$—

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(247,531)	$(85)
Net income allocable to Common stock subject to possible redemption	—	—
Non-Redeemable Net Loss	$(247,531)	$(85)
Denominator: Weighted Average Non-redeemable common stock	—	—
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	3,561,384	2,500,000
Basic and diluted net loss per share, Non-redeemable common stock	$(0.07)	$(0.00)

		For the Period
		from
		February 13, 2019
	Year Ended	(inception)
	December 31,	through
	2020	December 31, 2019
Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$5,785	$—
Unrealized gain on marketable securities held in Trust Account	828	—
Less: interest available to be withdrawn for payment of taxes	(6,613)	—
Net income	$—	$—
Denominator: Weighted Average Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption	11,111,752	—
Basic and diluted net income per share, Common stock subject to possible redemption	$0.00	$—
Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(103,385)	$(1,225)
Net income allocable to Common stock subject to possible redemption	—	—
Non-Redeemable Net Loss	$(103,385)	$(1,225)
Denominator: Weighted Average Non-redeemable common stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	2,545,512	2,500,000
Basic and diluted net loss per share, Non-redeemable common stock	$(0.04)	$(0.00)